Acquisitions (Tables)	12 Months Ended
Jan. 31, 2013
Diberil Sociedad Anonima
Schedule of Allocation of Acquisition Purchase Price

Based on the Company’s allocation of the purchase price, the acquisition had the following effect on the Company’s consolidated financial position as of the closing date:

(in thousands)	Diberil
Working capital	$3,592
Property and equipment	33,500
Goodwill	4,025
Other intangible assets	1,000
Other assets	9,131
Other noncurrent liabilities	(16,981)

Total purchase price	$34,267

Schedule of Unaudited Pro Forma Consolidated Revenues, Net Income (Loss) and Net Income (Loss) Per Share

Assuming the remaining 50% of Diberil had been acquired at the beginning of each period, the unaudited pro forma consolidated revenues, net loss, and net loss per share of the Company would be as follows:

	Year Ended January 31,
(in thousands, except per share data)	2013	2012
Revenues	$1,099,330	1,152,068

Net loss attributable to Layne Christensen Company	(33,155)	(52,726)

Basic loss per share attributable to Layne Christensen Company	$(1.70)	$(2.71)

Diluted loss per share attributable to Layne Christensen Company	$(1.70)	$(2.71)

Wildcat
Schedule of Allocation of Acquisition Purchase Price

Based on the Company’s allocations of the purchase price, the acquisition had the following effect on the Company’s consolidated financial position as of the closing date:

(in thousands)	Wildcat
Working capital	$293
Property and equipment	6,244
Goodwill	2,318

Total purchase price	$8,855

Intevras and Bencor
Schedule of Allocation of Acquisition Purchase Price

Based on the Company’s allocations of the purchase price, the acquisitions had the following effect on the Company’s consolidated financial position as of their respective closing dates:

(in thousands)	Intevras	Bencor	Total
Working capital	$113	$8,683	$8,796
Property and equipment	556	18,451	19,007
Goodwill	1,891	8,529	10,420
Other intangible assets	4,040	5,040	9,080
Other assets	—	39	39
Deferred taxes	—	(7,023)	(7,023)
Other noncurrent liabilities	—	(795)	(795)
Noncontrolling interest in subsidiary of Bencor	—	(851)	(851)

Total purchase price	$6,600	$32,073	$38,673

Schedule of Aggregate Purchase Price and Contingent Consideration

The aggregate purchase price for Intevras and Bencor of $38.7 million was comprised of cash ($3.6 million of which was placed in escrow to secure certain representations, warranties and indemnifications) and contingent consideration as follows:

(in thousands)	Intevras	Bencor	Total
Cash purchase price	$5,500	$32,073	$37,573
Contingent consideration	1,100	—	1,100

Total purchase price	$6,600	$32,073	$38,673

Escrow deposits	$550	$3,000	$3,550

Bencor
Schedule of Unaudited Pro Forma Consolidated Revenues, Net Income (Loss) and Net Income (Loss) Per Share

Assuming Bencor had been acquired at the beginning of the period, the unaudited pro forma consolidated revenues, net income and net income per share of the Company would be as follows:

(in thousands, except per share data)	Year Ended January 31, 2011
Revenues	$1,029,247

Net income attributable to Layne Christensen Company	33,842

Basic income per share attributable to Layne Christensen Company	$1.75

Diluted income per share attributable to Layne Christensen Company	$1.73